ROU ASSET AND LEASES	12 Months Ended
Aug. 31, 2022
Rou Asset And Leases
ROU ASSET AND LEASES

NOTE 14 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. On February 28, 2022, the Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases as of August 31, 2022, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2022	August 31, 2021
Assets:
ROU asset	$442,020	$-

Liabilities:
Current:
Operating lease liabilities	$117,686	$-
Non-current
Operating lease liabilities	355,186	-
Total lease liabilities	$472,872	$-

As of August 31, 2022, remaining maturities of lease liabilities were as follows:

Operating lease
2023	$117,686
2024	135,821
2025	112,235
2026	78,291
2027 and thereafter	28,839
Total	$472,872